Consolidated Statements of Loss - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expense
Project evaluation and corporate development	$ (460,901)	$ (582,253)
Depreciation	(213,531)	(174,007)
Filing and listing	(306,514)	(296,370)
Investor relations	(576,065)	(698,146)
Professional fees	(387,420)	(540,371)
Salaries and benefits	(1,684,063)	(1,828,059)
Office and administration	(1,465,132)	(1,716,546)
Share-based compensation	(3,162,449)	(941,647)
Total operating expense	(8,256,075)	(6,777,399)
Other income (expense)
Net income from investments	178,046	220,112
Loss on disposal of plant and equipment		(14,804)
Loss on disposal of mineral property interest		(85,052)
Foreign exchange (loss) gain	(22,103)	185,475
Total other income (expense)	155,943	305,731
Net loss	(8,100,132)	(6,471,668)
Attributable to:
Equity holders of the Company	(8,095,449)	(6,420,885)
Non-controlling interests	(4,683)	(50,783)
Net loss	$ (8,100,132)	$ (6,471,668)
Loss per share attributable to the equity holders of the Company
Loss per share - basic (in Dollars per share)	$ (0.05)	$ (0.04)
Weighted average number of common shares - basic (in Shares)	156,991,661	155,626,128